Borrowings - Narrative (Details) - USD ($)					9 Months Ended
	Jul. 29, 2025	Jul. 18, 2025	Aug. 19, 2024	Sep. 21, 2017	Sep. 30, 2025	Dec. 31, 2024	Jul. 22, 2024
Disclosure of detailed information about borrowings [line items]
Collateralized liabilities					$ 78,413,000	$ 70,000,000
Senior Notes due 2032
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 500,000,000
Issuance of senior notes	$ 496,800,000
Senior Notes due 2032 | Level 2 | Fair value
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 489,000,000
Borrowings, nominal rate (as a percent)					97.80%
Senior Notes due 2032 | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.50%
Senior Notes due 2027
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 500,000,000
Issuance of senior notes				$ 495,200,000
Cash tender offer, maximum amount							$ 100,000,000
Repayments of bonds, notes and debentures		$ 150,900,000	$ 84,400,000
Cash tender offer, consideration per thousand of note principal amount		$ 1,000	$ 980
Senior Notes due 2027 | Level 2 | Fair value
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 263,600,000
Borrowings, nominal rate (as a percent)					99.58%
Senior Notes due 2027 | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				6.00%